Commitments and Contingencies - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
2022	$ 3,046
2023	3,064
2024	3,121
2025	2,444
2026	2,631
Thereafter	9,647
Total payments	23,953
Imputed interest/present value discount	(8,570)
Present value of lease liabilities	15,383	$ 14,794
Finance Leases
2022	258
2023	81
2024	18
2025	0
2026	0
Thereafter	0
Total payments	357
Imputed interest/present value discount	(20)
Present value of lease liabilities	$ 337	$ 539